Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) MMBbls Bcf	Dec. 31, 2023 USD ($) MMBbls Bcf	Dec. 31, 2022 USD ($) MMBbls Bcf	Dec. 31, 2021
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 0	$ 13,332,000	$ 0
Discount rate used in current estimate of value in use	10.00%	10.00%	10.00%
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	6.7	3.5	2.3
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | Bcf			0.8
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf		1.9
Proved developed and undeveloped reserves due to better performance revisions | Bcf			0.8
Proved developed and undeveloped reserves due to lower performance than expected decrease | Bcf	2.2
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Discount rate applied to cash flow projections	10.00%
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			0.6
Proved developed and undeveloped reserves from change in development plan revisions	3.2	1.7	3.6
Proved developed and undeveloped reserves from impact of higher average prices revisions	5.5	1.5	0.3
Proved developed and undeveloped reserves from change in royalty payment from kind to cash		0.4
Proved developed and undeveloped reserves due to lower average prices	1.2
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf	0.1
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Discount rate applied to cash flow projections	18.00%
Ecuador | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from decrease in development plan revisions	0.6
Proved Developed And Undeveloped reserves from impact of lower average prices revisions	0.2
Proved developed and undeveloped reserves from impact of higher average prices revisions		0.3
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from impact of higher average prices revisions | Bcf			0.8
Proved developed and undeveloped reserves due to lower performance than expected decrease | Bcf	2.3		1.6
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Asset retirement obligations and impairment loss | $		$ 13,332,000
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			0.1
Proved developed and undeveloped reserves from impact of higher average prices revisions			0.3
Proved developed and undeveloped reserves due to lower performance than expected decrease		0.4
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from impact of higher average prices revisions | Bcf			0.7
Llanos 32 Blocks [Member] | Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf		0.2
Proved developed and undeveloped reserves due to better performance revisions | Bcf			0.1
Llanos Basin [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	99.00%	94.00%	96.00%	98.00%
Reserves proportion of Net proved undeveloped reserve	100.00%	97.00%	95.00%	97.00%
Manati Block | Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf		1.7
Platanillo Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	1.00%	6.00%	4.00%	2.00%
Reserves proportion of Net proved undeveloped reserve		3.00%	5.00%	3.00%
BCAM-40 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve				45.00%
Reserves proportion of Net proved undeveloped reserve	100.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve				21.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve				33.00%
Fell Block in Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%
Perico Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%		85.00%
Espejo Block Account [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve			15.00%